Borrowings - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Mar. 31, 2023
Debt Instrument [Line Items]
Debt instrument maturity date description			(i) repay the principal of convertible notes together with payment of accrued interest at a rate of 12% or 8% per annum, as the case may be, or (ii) the entire outstanding principal amount of the convertible notes and all accrued and unpaid interest (‘Loan Amount’) as of such time shall be converted (in whole and not in part) into number of shares of convertible preferred stock equal to the Loan Amount divided by the capped conversion price as specified in the agreement of convertible promissory notes.
Payment to capital stock description			(i) the amount that the lenders would receive if the entire unpaid principal amount of their respective convertible note and all accrued and unpaid interest (8% per annum) as of immediately prior to such sale were converted at such time into Common Stock of the Company at the Capped Conversion Price as specified in the agreement of convertible promissory notes., or (ii) an amount equal to the entire unpaid principal amount of then outstanding convertible notes and all accrued and unpaid interest (at rate of 8% per annum) as of such time, multiplied by 1.5.
Principal amount of outstanding convertible notes			multiplied by 1.5
Senior Secured Notes Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 7,500
Debt Instrument, Maturity Date	Jun. 30, 2024
Interest rate	15.00%
Long-Term Debt, Gross		$ 2,460
Debt Instrument, Basis Spread on Variable Rate		20.00%
Percentage of discount of Obtained to finance transaction costs		10.00%
Business combination, price of per ordinary share		$ 1
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross		$ 1,040
Junior Unsecured Convertible Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 400
Debt Instrument, Maturity Date		Dec. 15, 2025
Interest rate		13.00%
Conversion price		$ 10
Convertable Notes
Debt Instrument [Line Items]
Interest rate			8.00%
Repayment of principal convertible notes and payment of accrued interest			rate of 12% or 8% per annum